Commitments and Contingencies Level 4 (Details) - Environmental Liabilities $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) sites	Dec. 31, 2014 USD ($) sites
Accrued Environmental Loss Contingencies, Current	$ 13	$ 12
Environmental Institution of Parana IAP [Member]
Liability	$ 11
Geismar, LA [Member]
Discount rate assumed to record at present value	3.00%
Undiscounted Liability Expected to be Paid	22 years
Geismar, LA Site Contingency, Accrual, Undiscounted Amount	$ 18
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	6
Currently-Owned [Member]
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	5
Formerly-Owned - Remediation [Member]
Liability	33	$ 30
Range of Reasonably Possible Costs - Low	31
Range of Reasonably Possible Costs - High	$ 46
Number of Sites | sites	13	12
Superfund and Offsite Landfills - allocated share: Equal to or Greater than 1% [Member]
Liability	$ 7	$ 7
Range of Reasonably Possible Costs - Low	5
Range of Reasonably Possible Costs - High	$ 14
Number of Sites | sites	10	11
Superfund and Offsite Landfills - Less than 1% [Member]
Liability	$ 1	$ 0
Range of Reasonably Possible Costs - Low	0
Range of Reasonably Possible Costs - High	$ 2
Number of Sites | sites	12	17
Geismar, LA [Member]
Liability	$ 15	$ 15
Range of Reasonably Possible Costs - Low	9
Range of Reasonably Possible Costs - High	$ 22
Number of Sites | sites	1	1
Formerly-Owned - Monitoring Only [Member]
Liability	$ 0	$ 1
Range of Reasonably Possible Costs - Low	0
Range of Reasonably Possible Costs - High	$ 1
Number of Sites | sites	4	4
Currently-Owned [Member]
Liability	$ 5	$ 9
Range of Reasonably Possible Costs - Low	4
Range of Reasonably Possible Costs - High	$ 9
Number of Sites | sites	13	13